SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segmented Information
SCHEDULE OF GEOGRAPHICAL AREA INFORMATION

Geographical area information is shown below:

External revenues by Geography
(in thousands)	2024	2023	2022

USA	$7,630	$5,490	$3,839
Canada	1,038	1,472	1,274
EMEA	2,962	1,626	1,322
Australia	-	6	47
Total	$11,630	$8,594	$6,482

SCHEDULE OF NON CURRENT ASSET GEOGRAPHIC AREA INFORMATION

Non-current asset geographic area information is shown below:

(in thousands)	2024	2023

Long-term deposit total	$182	$147
Canada
EMEA	182	147

Right of use asset total	$582	$631
Canada	192	112
EMEA	390	519

Equipment total	$158	$175
Canada		-
EMEA	158	175

Intangibles total	$8,285	$7,857
Canada		-
EMEA	8,285	7,857

SCHEDULE OF PRODUCT INFORMATION

Product information is shown below:

Revenue by product line
(in thousands)	2024	2023	2022
Cellular boosters and related accessories	$1,197	$2,223	$2,558
Rugged devices and related accessories	10,433	6,010	3,924
Total	$11,630	$8,233	$6,482